Schedule of debt repayment (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
2026	$ 27,335
2027	45,559
2028	19,487
2029	18,309
2030	64,007
Debt repayment gross	174,697
Less: unamortized discount	(16)
Less: imputed interest on capital lease obligations	(52)
Debt repayment	$ 174,629	$ 168,328	$ 142,995